IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Positive trading days	95.00%
Percentage of P&C deposits in total funding	70.00%		70.00%
GMR, threshold days, out of every one hunderd days	1 day
GMR, threshold period	100 days
GMR, holding period	1 day
IDSR, threshold days, out of every one hundred days	1 day
IDSR, threshold period	100 days
IDSR, holding period	10 days
Number of trading losses in period	3 days
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (2,485)	$ (2,312)		$ (1,415)
Increase (decrease) to economic value of shareholders equity from prior period	173
NII Sensitivity	785	875		984
Increase (decrease) to net interest income from last period	(90)
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	1,892	1,861		1,003
Increase (decrease) to economic value of shareholders equity from prior period	31
NII Sensitivity	(1,077)	$ (1,053)		$ (1,155)
Increase (decrease) to net interest income from last period	$ 24